Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000246534
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond ETF
Trading Symbol	FTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  Overweight allocations in emerging markets, high yield and trade finance contributed to relative Fund performance.

  The Fund’s performance relative to the Index was positively impacted by security selection within its allocations to emerging markets debt and mortgage-backed securities.

  The Fund’s relative performance was positively impacted by option-based strategies to monetize volatility in both treasury rate and foreign currency markets.

Top Detractors from Performance

  The Fund’s duration was modestly lower than the Index and detracted from relative Fund performance.

  Positioning for a steepening of the yield curve detracted from performance relative to the Index.

  Underweight allocations to investment-grade bonds detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Federated Hermes Total Return Bond ETF at NAV	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
1/3/2024	$10,000	$10,000	$10,000	$10,000
3/31/2024	$10,041	$9,973	$10,002	$9,989
6/30/2024	$10,071	$9,980	$10,021	$10,012
9/30/2024	$10,615	$10,498	$10,542	$10,527
12/31/2024	$10,274	$10,177	$10,254	$10,213
3/31/2025	$10,553	$10,460	$10,527	$10,486
6/30/2025	$10,699	$10,586	$10,674	$10,624
9/30/2025	$10,941	$10,801	$10,901	$10,844
12/31/2025	$11,083	$10,920	$11,031	$10,952
3/31/2026	$11,060	$10,915	$11,015	$10,940
6/30/2026	$11,152	$10,987	$11,117	$11,028

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	Since Inception 1/3/2024
Federated Hermes Total Return Bond ETF at NAV	4.23%	4.46%
Bloomberg US Aggregate Bond Index	3.79%	3.85%
Bloomberg US Universal Index	4.15%	4.34%
Lipper Core Bond Funds Average	3.79%	4.00%

Performance Inception Date	Jan. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 594,202,194
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 1,497,457
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$594,202,194 Number of Investments711 Portfolio Turnover76% Total Advisory Fees Paid$1,497,457
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.3%
High Yield Bond Core Fund	2.6%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	4.1%
Project and Trade Finance Core Fund	5.4%
Exchange-Traded Funds	7.1%
Mortgage-Backed Securities	18.9%
Corporate Bonds	25.7%
U.S. Treasuries	32.5%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table may differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 31, 2026, the Fund may invest up to 35% of its total assets in noninvestment-grade debt securities.

Material Fund Change Strategies [Text Block]	Effective October 31, 2026, the Fund may invest up to 35% of its total assets in noninvestment-grade debt securities.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation